Loans receivable, net (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Loans receivable, net
Loans receivable from third parties	$ 3,645,822
Allowance for credit losses	(275,500)	$ 0	$ 0
Loans receivable, net	3,370,322
Interest receivables	$ 97,917	$ 0
Third party A | Maturities, December 15, 2024
Loans receivable, net
Interest rate	15.00%
Loans receivable from third parties	$ 950,000
Third party A | Maturing, January 5, 2025
Loans receivable, net
Interest rate	5.00%
Loans receivable from third parties	$ 500,000
Third party A | Maturing, April 30, 2025
Loans receivable, net
Interest rate	10.00%
Loans receivable from third parties	$ 1,600,000
Third party B | Maturing, October 28, 2024
Loans receivable, net
Interest rate	0.00%
Loans receivable from third parties	$ 595,822